NUVEEN GLOBAL INFRASTRUCTURE FUND

NUVEEN REAL ASSET INCOME FUND

SUPPLEMENT DATED OCTOBER 1, 2021

TO THE PROSPECTUS DATED APRIL 30, 2021

1.

Noah Pierce Hauser has been named a portfolio manager of Nuveen Global Infrastructure Fund. Jay L. Rosenberg, Tryg T. Sarsland and Jagdeep S. Ghuman will continue to serve as portfolio managers for the Fund.

Noah Pierce Hauser, CFA, is Managing Director, Senior Research Analyst and Head of North American Utilities at Nuveen Asset Management, LLC (“Nuveen Asset Management”). Mr. Hauser joined Nuveen Asset Management in August 2015 as Vice President and Senior Research Analyst and was promoted to Head of North American Utilities in April 2017. He was promoted to Managing Director in April 2019.

2.

Benjamin T. Kerl, Managing Director, has been named a portfolio manager of Nuveen Real Asset Income Fund. Jay L. Rosenberg, Brenda A. Langenfeld, Tryg T. Sarsland and Jean C. Lin will continue to serve as portfolio managers for the Fund.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-GSRAIP-1021P

NUVEEN GLOBAL INFRASTRUCTURE FUND

NUVEEN REAL ASSET INCOME FUND

SUPPLEMENT DATED OCTOBER 1, 2021

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2021

1.

Noah Pierce Hauser, Managing Director, has been named a portfolio manager of Nuveen Global Infrastructure Fund. Jay L. Rosenberg, Tryg T. Sarsland and Jagdeep S. Ghuman will continue to serve as portfolio managers for the Fund.

2.

Benjamin T. Kerl, Managing Director, has been named a portfolio manager of Nuveen Real Asset Income Fund. Jay L. Rosenberg, Brenda A. Langenfeld, Tryg T. Sarsland and Jean C. Lin will continue to serve as portfolio managers for the Fund.

3.	The following is added to the table in the section of the Statement of Additional Information entitled “Service Providers – Portfolio Managers – Other Accounts Managed”:

Portfolio Manager	Type of Account Managed	Number of Accounts	Assets (millions)	Number of Accounts with Performance- Based Fees	Assets of Accounts with Performance- Based Fees

Noah Pierce Hauser**	Registered Investment Companies	0	$0	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0

**	Began serving as a portfolio manager on October 1, 2021. Information provided is as of July 31, 2021.

4.	The following is added to the table in the section of the Statement of Additional Information entitled “Service Providers – Portfolio Managers – Beneficial Ownership of Securities”:

Portfolio Manager	Fund	Dollar Range of Equity Securities Beneficially Owned in Fund Managed

Noah Pierce Hauser**	Nuveen Global Infrastructure Fund	A
Benjamin T. Kerl**	Nuveen Real Asset Income Fund	A

**	Began serving as a portfolio manager on October 1, 2021. Information provided is as of July 31, 2021.

PLEASE KEEP THIS WITH YOUR STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-GIRAISAI-1021P